SUPPLEMENT
DATED JANUARY 26, 2009
TO THE
MLIG VARIABLE INSURANCE TRUST PROSPECTUS
DATED MAY 1, 2008
Roszel/Delaware Small-Mid Cap Growth Portfolio
Roszel/Delaware Trend Portfolio
In the “Investment Management” section of the prospectus, under the heading for the Delaware Management Company, the information concerning Steve T. Lampe is deleted. The other members of the portfolio management team remain the same.
Roszel/Loomis Sayles Large Cap Growth Portfolio
On December 5, 2008, the board of trustees (the “Board”) for the MLIG Variable Insurance Trust voted to replace Loomis, Sayles & Company, L.P. (“Loomis”) with Marsico Capital Management, LLC (“Marsico”) as the subadviser for the Roszel/Loomis Sayles Large Cap Growth Portfolio (the “Portfolio”). In connection with the replacement of Loomis with Marsico, the Board approved changing the name of the Roszel/Loomis Sayles Large Cap Growth Portfolio to the Roszel/Marsico Large Cap Growth Portfolio II. Marsico became the subadviser for the Portfolio on January 26, 2009.
This supplement describes the primary investment strategies and the principal risks of the Portfolio. It also provides information about the new investment subadviser, Marsico, including practices and techniques that Marsico may use in managing the Portfolio’s assets.
In general, wherever they appear throughout the Prospectus, references to the Roszel/Loomis Sayles Large Cap Growth Portfolio are replaced with references to the Roszel/Marsico Large Cap Growth Portfolio II and references to Loomis are replaced with references to Marsico.
Page 13 of the Prospectus is replaced in its entirety with the following:
Roszel/Marsico Large Cap Growth Portfolio II
Investment Objective
What is this Portfolio’s goal?
The Portfolio seeks long-term capital appreciation.
Portfolio Management
The Portfolio is managed by Marsico Capital Management, LLC.
Primary Investment Strategies
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets in large capitalization equity securities of companies that the Adviser believes have earnings growth potential. Typically such securities are those with a market capitalization of at least $5 billion. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional securities at times such as when the Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. Generally, no more than 8% of the Portfolio’s total assets (at time of purchase) is invested in the securities of any single issuer.
The Adviser uses a growth investing style. The Adviser’s approach is to combine top-down macroeconomic analysis with bottom-up stock selection. Using the top-down approach, the Adviser considers such macroeconomic factors as interest rates, inflation, demographics, regulatory environment and the global competitive landscape to identify sectors, industries and companies that may benefit from overall trends it observes. The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. The Adviser uses a bottom-up process to determine whether or not a particular company may be a suitable investment. In doing this the Adviser may focus on any of a number of different attributes, including: specific market expertise or dominance, franchise durability and pricing power, strength of fundamentals, strength and ethics of management, commitment to shareholder interests, and reasonableness of valuations in the context of projected growth rates and other indicators that a company or security may be suitable for investment. The Portfolio’s performance benchmark is the Russell 1000 Growth Index.
The Portfolio may invest up to 15% of its total assets in securities of foreign issuers (principally American depository receipts including issuers located in countries with developing or emerging economies and/or securities markets).
Principal Risks
What are the main risks of investing in this Portfolio?
As with any mutual fund that invests in equity securities, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on equity securities that may appreciate in value and lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest largely in income-bearing securities. This Portfolio also is subject to substantial style risk in that growth investing may fall out of favor with investors.
To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in securities of foreign issuers and non-dollar securities, it is subject to the risks related to such securities. These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on “Risks of Certain Investments and Investment Techniques.”

The section about Loomis at the top of page 44 of the Prospectus is replaced with the following:

Marsico Capital Management, LLC	Roszel/Marsico Large Cap Growth Portfolio II
1200 17th Street, Suite 1600 Denver, Colorado 80202
Marsico Capital Management, LLC was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts and, as of September 30, 2008, had approximately $77 billion under management.
Thomas F. Marsico is the Chief Investment Officer of Marsico Capital and manages the Roszel/Marsico Large Cap Growth Portfolio II. Mr. Marsico has over 21 years of experience as a securities analyst and a portfolio manager. Mr. Marsico holds a B.A. from the University of Colorado and an M.B.A. from the University of Denver.
In Chart 2, the column for the Roszel/Loomis Sayles Large Cap Growth Portfolio is replaced with the following:

Roszel/Marsico Large
Investment Practices and Techniques	Cap Growth Portfolio II
Borrowings and Reverse Repurchase Agreements	33.3
Repurchase Agreements	Ö
Securities Lending	x
Short Sales Against the Box	•
When-Issued Securities and Delayed Delivery Securities	•
Illiquid Investments	•
Restricted Securities (including illiquid Rule 144A securities)	•
Liquid Restricted Rule 144A Securities	•
Conventional Securities
Securities of Foreign Issuers	15
Equity Securities	Ö
Equity Securities of Foreign Issuers	15
American, European and Global Depository Receipts	15
REITs	•
Warrants and Stock Purchase Rights	•
Investment Company Securities (including World Equity Benchmark Shares and Standard & Poor’s Depository Receipts)	•
Debt Securities	•
Government Securities	•
Investment Grade Debt Securities	•
Lower-Rated Debt Securities	•
Debt Securities of Foreign Government Issuers	x
Debt Securities of Foreign Corporate Issuers	x
Non-Dollar Securities	15

Roszel/Marsico Large
Investment Practices and Techniques	Cap Growth Portfolio II
Derivative Securities and Contracts
Mortgage-Backed Securities	•
Asset-Backed Securities	•
Options on Securities and Indices	•
Stock Index Futures Contracts and Options Thereon	•
Interest Rate Futures Contracts and Options Thereon	x
Currency Transactions and Swaps
Forward Foreign Currency Exchange Contracts	•
Currency Options and Futures Contracts	•
Currency Swaps	x
Currency Cross-Hedging	x
Interest Rate Swaps	x
Interest Rate Caps, Floors and Collars	x
Equity Swaps	x
* * *
Please retain this supplement with your Prospectus for future reference.

SUPPLEMENT
DATED JANUARY 26, 2009
TO THE
MLIG VARIABLE INSURANCE TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008
Roszel/Delaware Small-Mid Cap Growth Portfolio
Roszel/Delaware Trend Portfolio
On pages 57 and 58 of the Statement of Additional Information (“SAI”) the information concerning Steve T. Lampe is deleted. The other members of the portfolio management team remain the same.
Roszel/Loomis Sayles Large Cap Growth Portfolio
On December 5, 2008, the board of trustees (the “Board”) for the MLIG Variable Insurance Trust voted to replace Loomis, Sayles & Company, L.P. (“Loomis”) with Marsico Capital Management, LLC (“Marsico”) as the subadviser for the Roszel/Loomis Sayles Large Cap Growth Portfolio (the “Portfolio”). In connection with the replacement of Loomis with Marsico, the Board approved changing the name of the Roszel/Loomis Sayles Large Cap Growth Portfolio to the Roszel/Marsico Large Cap Growth Portfolio II. Marsico became the subadviser for the Portfolio on January 26, 2009.
This supplement provides additional information about Marsico.
In general, wherever they appear throughout the Statement of Additional Information (“SAI”), references to the Roszel/Loomis Sayles Large Cap Growth Portfolio are replaced with references to the Roszel/Marsico Large Cap Growth Portfolio II and references to Loomis are replaced with references to Marsico.
On page 41 of the SAI, the information about Loomis is deleted. Information about Marsico is already contained on this page.
On page 43 of the SAI, the ninth row from the bottom of the table is replaced with the following:

Roszel/Marsico Large Cap	Marsico Capital Management, LLC	December 5, 2008
Growth Portfolio II
On page 45 of the SAI, the eighth row from the bottom of the table is replaced with the following:

Roszel/Marsico Large Cap	Marsico Capital	0.40%
Growth Portfolio II	Management, LLC

On pages 62-64 of the SAI, the information about Loomis is deleted. Information about Marsico is located on pages 65-66.
In the charts in Appendix 2 of the SAI, on pages 95-102, the entries for Loomis are deleted. Information about Marsico is already contained in the charts in Appendix 2.
The information about Loomis’s proxy voting policies on pages 122-23 of the SAI is deleted. Information about Marsico’s proxy voting policies is located on pages 126-31 of the SAI.
* * *
Please retain this supplement with your SAI for future reference.